Income taxes - Components of income taxes relating to the group (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current
Foreign, current	$ (162)	$ 3,085	$ 225
Income tax expense / (income)	$ (162)	$ 3,085	$ 225